FRANKLIN MULTI-ASSET VARIABLE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
DOMESTIC EQUITY - 63.8%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		443,440	$5,145,855
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		323,729	5,729,999
ClearBridge Small Cap Fund, Class IS Shares		14,459	896,018
Franklin U.S. Small Cap Equity Fund, Class IS Shares		122,687	1,375,318
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		636,338	18,619,248
ClearBridge Large Cap Growth Fund, Class IS Shares		191,863	11,070,511
ClearBridge Small Cap Growth Fund, Class IS Shares		36,282	1,334,103	*

TOTAL DOMESTIC EQUITY			44,171,052

FOREIGN EQUITY - 23.2%
Legg Mason Global Asset Management Trust - Franklin International Equity
Fund, Class IS Shares		983,243	16,066,188

DOMESTIC FIXED INCOME - 12.6%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		648,935	6,560,731
Western Asset Intermediate Bond Fund, Class IS Shares		235,744	2,194,774

TOTAL DOMESTIC FIXED INCOME			8,755,505

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $56,627,622)			68,992,745

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $23,196)	5.261%	23,196	23,196	(b)

TOTAL INVESTMENTS - 99.7% (Cost - $56,650,818)			69,015,941
Other Assets in Excess of Liabilities - 0.3%			234,006

TOTAL NET ASSETS - 100.0%			$69,249,947

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2023 Quarterly Report	1

FRANKLIN MULTI-ASSET VARIABLE MODERATE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
DOMESTIC EQUITY - 56.4%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		145,540	$1,688,904
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		107,585	1,904,257
ClearBridge Small Cap Fund, Class IS Shares		4,757	294,763
Franklin U.S. Small Cap Equity Fund, Class IS Shares		40,080	449,297
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		208,035	6,087,112
ClearBridge Large Cap Growth Fund, Class IS Shares		62,670	3,616,066
ClearBridge Small Cap Growth Fund, Class IS Shares		11,820	434,636	*

TOTAL DOMESTIC EQUITY			14,475,035

DOMESTIC FIXED INCOME - 22.6%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		429,064	4,337,831
Western Asset Intermediate Bond Fund, Class IS Shares		157,575	1,467,027

TOTAL DOMESTIC FIXED INCOME			5,804,858

FOREIGN EQUITY - 20.7%
Legg Mason Global Asset Management Trust - Franklin International Equity
Fund, Class IS Shares		324,068	5,295,269

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $21,903,272)			25,575,162

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $111,687)	5.261%	111,687	111,687	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $22,014,959)			25,686,849
Liabilities in Excess of Other Assets - (0.1)%			(36,996)

TOTAL NET ASSETS - 100.0%			$25,649,853

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Variable Asset Allocation Series 2023 Quarterly Report

FRANKLIN MULTI-ASSET VARIABLE CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.1%
DOMESTIC FIXED INCOME - 42.6%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,316,035	$23,415,108
Western Asset Intermediate Bond Fund, Class IS Shares		853,102	7,942,382

TOTAL DOMESTIC FIXED INCOME			31,357,490

DOMESTIC EQUITY - 41.6%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		305,092	3,540,410
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		225,544	3,992,137
ClearBridge Small Cap Fund, Class IS Shares		9,829	609,107
Franklin U.S. Small Cap Equity Fund, Class IS Shares		82,652	926,523
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		442,475	12,946,819
ClearBridge Large Cap Growth Fund, Class IS Shares		132,647	7,653,730
ClearBridge Small Cap Growth Fund, Class IS Shares		24,528	901,898	*

TOTAL DOMESTIC EQUITY			30,570,624

FOREIGN EQUITY - 14.9%
Legg Mason Global Asset Management Trust - Franklin International
Equity Fund, Class IS Shares		670,962	10,963,523

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $68,098,009)			72,891,637

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $416,878)	5.261%	416,878	416,878	(b)

TOTAL INVESTMENTS - 99.7% (Cost - $68,514,887)			73,308,515
Other Assets in Excess of Liabilities - 0.3%			250,747

TOTAL NET ASSETS - 100.0%			$73,559,262

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2023 Quarterly Report	3

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

4

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$68,992,745	—	—	$68,992,745
Short-Term Investments†	23,196	—	—	23,196

Total Investments	$69,015,941	—	—	$69,015,941

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$25,575,162	—	—	$25,575,162
Short-Term Investments†	111,687	—	—	111,687

Total Investments	$25,686,849	—	—	$25,686,849

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$72,891,637	—	—	$72,891,637
Short-Term Investments†	416,878	—	—	416,878

Total Investments	$73,308,515	—	—	$73,308,515

†	See Schedule of Investments for additional detailed categorizations.

5

Notes to Schedules of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2023. The following transactions were effected in such Underlying Funds for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Variable Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	$4,969,958	$702,456	61,511	$629,306	52,155	$33,695	—	—	$69,052	$5,145,855
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	5,865,906	120,000	6,497	235,000	13,055	(7,315)	—	—	(13,592)	5,729,999
ClearBridge Small Cap Fund, Class IS Shares	3,030,133	—	—	2,545,000	37,776	320,209	—	—	90,676	896,018
Franklin U.S. Small Cap Equity Fund, Class IS Shares	3,569,262	161,787	14,513	2,590,000	216,010	391,122	—	$46,787	(156,853)	1,375,318
ClearBridge Appreciation Fund, Class IS Shares	15,496,378	3,870,000	125,854	2,000,000	69,036	(7,667)	—	—	1,260,537	18,619,248
ClearBridge Large Cap Growth Fund, Class IS Shares	11,279,060	230,454	3,815	3,050,000	53,370	265,642	—	230,455	2,345,355	11,070,511
ClearBridge Small Cap Growth Fund, Class IS Shares	2,213,551	—	—	945,000	23,031	689,798	—	—	(624,246)	1,334,103
Franklin International Equity Fund, Class IS Shares	14,153,402	2,975,000	173,166	2,230,000	137,273	160,382	—	—	1,007,404	16,066,188
Western Asset Core Bond Fund, Class IS Shares	6,697,358	595,758	55,843	415,000	38,734	(94,022)	$186,270	—	(223,363)	6,560,731
Western Asset Intermediate Bond Fund, Class IS Shares	2,206,642	187,345	19,631	160,000	16,901	(20,159)	57,503	—	(19,054)	2,194,774

	$69,481,650	$8,842,800		$14,799,306		$1,731,685	$243,773	$277,242	$3,735,916	$68,992,745

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	$1,651,207	$60,202	5,072	$44,934	3,751	$319	—	—	$22,110	$1,688,904
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,954,535	—	—	45,000	2,468	(797)	—	—	(4,481)	1,904,257
ClearBridge Small Cap Fund, Class IS Shares	1,007,736	35,000	586	890,000	13,201	112,030	—	—	29,997	294,763
Franklin U.S. Small Cap Equity Fund, Class IS Shares	1,190,705	45,502	4,074	865,000	72,142	127,223	—	$15,502	(49,133)	449,297
ClearBridge Appreciation Fund, Class IS Shares	5,149,090	1,245,000	40,488	735,000	25,014	11,561	—	—	416,461	6,087,112
ClearBridge Large Cap Growth Fund, Class IS Shares	3,767,607	136,725	2,241	1,162,500	20,213	98,592	—	76,725	775,642	3,616,066
ClearBridge Small Cap Growth Fund, Class IS Shares	736,913	—	—	325,000	7,926	40,126	—	—	(17,403)	434,636
Western Asset Core Bond Fund, Class IS Shares	4,555,136	320,021	30,006	330,000	30,672	(72,587)	$125,384	—	(134,739)	4,337,831
Western Asset Intermediate Bond Fund, Class IS Shares	1,489,045	98,554	10,333	95,001	9,996	(13,113)	38,663	—	(12,458)	1,467,027
Franklin International Equity Fund, Class IS Shares	4,621,127	890,000	51,805	610,000	37,049	52,867	—	—	341,275	5,295,269

	$26,123,101	$2,831,004		$5,102,435		$356,221	$164,047	$92,227	$1,367,271	$25,575,162

6

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Variable Conservative Growth
		Cost	Shares	Proceeds	Shares
Western Asset Core Bond Fund, Class IS Shares	$23,612,774	$1,666,472	156,232	$745,000	67,817	$(151,980)	$658,242	—	$(967,158)	$23,415,108
Western Asset Intermediate Bond Fund, Class IS Shares	7,782,860	512,725	53,745	215,000	22,487	(30,105)	203,273	—	(108,098)	7,942,382
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	3,534,113	336,134	28,486	389,724	32,069	15,001	—	—	44,886	3,540,410
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	4,051,672	35,000	1,894	80,000	4,485	(5,757)	—	—	(8,778)	3,992,137
ClearBridge Small Cap Fund, Class IS Shares	2,091,580	50,000	839	1,820,000	27,065	225,404	—	—	62,123	609,107
Franklin U.S. Small Cap Equity Fund, Class IS Shares	2,465,224	71,816	6,409	1,765,000	147,665	342,116	—	$31,816	(187,633)	926,523
ClearBridge Appreciation Fund, Class IS Shares	10,630,436	2,730,000	88,780	1,275,000	43,853	34,185	—	—	827,198	12,946,819
ClearBridge Large Cap Growth Fund, Class IS Shares	7,728,774	157,346	2,604	2,007,500	35,385	162,938	—	157,346	1,612,172	7,653,730
ClearBridge Small Cap Growth Fund, Class IS Shares	1,529,952	—	—	675,000	16,467	103,445	—	—	(56,499)	901,898
Franklin International Equity Fund, Class IS Shares	8,922,695	1,810,000	105,355	520,000	31,628	48,413	—	—	702,415	10,963,523

	$72,350,080	$7,369,493		$9,492,224		$743,660	$861,515	$189,162	$1,920,628	$72,891,637

7